Benefit Payments, which Reflect Expected Future Service Under Defined Benefit Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2013	¥ 11,119
2014	11,449
2015	11,616
2016	13,249
2017	12,652
2018-2022	¥ 68,912